Related Party Transactions - Schedule of Key Management Personnel's Remuneration (Detail) - Key management personnel [member] - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of compensation of key management personnel [line items]
Short-term employee benefits	¥ 9	¥ 7
Pension scheme contributions	1	1
Amount paid/payable during the period	10	8
Key management personnel compensation remuneration	¥ 10	¥ 8